March 27, 2017

VIA EDGAR Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549 Attn: Ms. Deborah O’Neal-Johnson
Re:	Henderson Global Funds Post-Effective Amendment No. 111 under the Securities Act of 1933 and Amendment No. 113 the Investment Company Act of 1940 File Nos. 333-62270 and 811-10399
To the Commission:
On behalf of Henderson Global Funds (the “Registrant” or the “Trust”) we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant’s Post-Effective Amendment No. 111 to its Registration Statement on Form N-1A (Amendment No. 113 under the 1940 Act) including exhibits.
This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of incorporating comments received from the staff of the Commission (as identified and addressed in separate correspondence to the staff from the Registrant’s administrator) with respect to disclosure related to certain scheduled variations in, and eliminations of, Class A and Class C sales charges for specific intermediaries for Henderson European Focus Fund, a series of the Trust, including the disclosure set forth in Appendix A to the Prospectus, “Waivers and Discounts Available from Intermediaries” (collectively, the “Sales Load Variations Disclosure”), and making certain other non-material changes.
The Registrant notes that by correspondence to the staff dated January 24, 2017 (the “Template Filing Relief Request”), the Registrant requested template filing relief for purposes of adding the Sales Load Variations Disclosure to certain other series of the Trust, pursuant to a post-effective amendment filing (“Replicate Filing”) under Rule 485(b)(1)(vii).  In this connection, the Registrant notes its representations made in the Template Filing Relief Request, consistent with the Division of Investment Management’s Guidance Update, Mutual Fund Fee Structures, No. 2016-06 (Dec. 2016).  The Registrant further notes that template filing relief was granted on March 24, 2017.  In view of the

March 27, 2017

foregoing, the Registrant is relying on such relief to add the Sales Load Variations Disclosure with respect to the series of the Trust identified in Appendix A hereto.  Thus, this Amendment constitutes a Replicate Filing with respect to such series of the Trust.
Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485.  Please contact the undersigned at (312) 6097747 if you have any questions.
Very truly yours,
/s/Nathaniel Segal

March 27, 2017

Appendix A
Henderson All Asset Fund
Henderson Dividend & Income Builder Fund
Henderson Emerging Markets Fund
Henderson Global Equity Income Fund
Henderson Global Technology Fund
Henderson High Yield Opportunities Fund
Henderson International Long/Short Equity Fund
Henderson International Opportunities Fund
Henderson Strategic Income Fund
Henderson US Growth Opportunities Fund